Trade and other receivables	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables
Trade and other receivables are composed of receivables which are detailed below:

	As of June 30,	As of December 31,
(in thousands of $)	2025	2024
Trade receivables	1,126,445	817,707
Interest receivables	37,720	40,214
Tax receivables	32,733	40,886
Other receivables	171	5,664
Total trade and other receivables	1,197,070	904,471
The carrying amounts of trade and other receivables approximate their respective fair values. On June 30, 2025 and
December 31, 2024, the Company did not have a material provision for expected credit losses.